Interim Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
17.	Interim Results (Unaudited)

The following summary represents the unaudited results of operations of the Company, expressed in thousands except per share amounts, for the periods from January 1, 2010 through December 31, 2011. Certain amounts have been reclassified to conform to the current presentation of discontinued operations:

2011

Three Months Ended

	March 31,	June 30,	September 30,	December 31,

Revenues	$8,923	$8,534	$8,270	$8,387

Net Income (Loss)	$4,700	$3,823	$(1,855)	$3,221

Earnings (Loss) Per Share – Diluted	$.47	$.38	$(.19)	$.32

2010

Three Months Ended

	March 31,	June 30,	September 30,	December 31,

Revenues	$7,546	$7,320	$7,382	$8,136

Net Income (Loss)	$9,969	$4,431	$4,541	$(3,313)

Earnings (Loss) Per Share – Diluted	$1.18	$.46	$.46	$(.33)